Segment and Geographic Information - Segment Information (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Apr. 01, 2016
Segment Reporting Information [Line Items]
Revenues	[1]	$ 21,733	[2]	$ 7,607		$ 7,106
Segment Profit		2,989		618		405
Depreciation and amortization		1,269		570		658
Amortization of acquired intangible assets		526		77		0
Reconciliation of Consolidated Operating Income to Income Before Taxes [Abstract]
Segment Profit		2,989		618		405
Interest income	[1]	89	[2]	35		38
Interest expense	[1]	(320)	[2]	(117)		(123)
Restructuring costs	[1]	(789)	[2]	(238)		(23)
Pension and OPEB actuarial and settlement gains		220		(87)		(99)
Amortization of acquired intangible assets		(526)		(77)		0
Transaction and integration-related costs		(359)		(308)		(93)
Debt extinguishment costs	[1]	0	[2],[3],[4]	0	[4]	(95)
Income (loss) from continuing operations, before taxes		1,304		(174)		10
Operating segments
Segment Reporting Information [Line Items]
Revenues		21,733		7,607		7,106
Segment Profit		3,168		798		656
Depreciation and amortization		1,177		506		615
Reconciliation of Consolidated Operating Income to Income Before Taxes [Abstract]
Segment Profit		3,168		798		656
Operating segments | GBS
Segment Reporting Information [Line Items]
Revenues		9,254		4,173		3,637
Segment Profit		1,525		492		417
Depreciation and amortization		99		107		124
Reconciliation of Consolidated Operating Income to Income Before Taxes [Abstract]
Segment Profit		1,525		492		417
Operating segments | GIS
Segment Reporting Information [Line Items]
Revenues		12,479		3,434		3,469
Segment Profit		1,643		306		239
Depreciation and amortization		1,078		399		491
Reconciliation of Consolidated Operating Income to Income Before Taxes [Abstract]
Segment Profit		1,643		306		239
Corporate
Segment Reporting Information [Line Items]
Revenues		0		0		0
Segment Profit		(179)		(180)		(251)
Depreciation and amortization		92		64		43
Reconciliation of Consolidated Operating Income to Income Before Taxes [Abstract]
Segment Profit		$ (179)		$ (180)		$ (251)

[1]	Fiscal 2016 through fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU 2017-07 during the first quarter of fiscal 2019.
[2]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.
[3]	As a result of the USPS Separation, Statements of Operations, Balance Sheets, and related financial information reflect USPS's operations and assets and liabilities as discontinued operations for fiscal 2018. The cash flows and comprehensive income of USPS have not been segregated and are included in the Statements of Cash Flows and Statements of Comprehensive Income (Loss) for fiscal 2018.
[4]	Fiscal 2017 and fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU's 2016-15 and 2016-18 during the first quarter of fiscal 2019.